Note 4 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
	Colliers			Aggregate
	Mortgage	Maser	Other	Acquisitions

Current assets, excluding cash	$46,510	$57,533	$2,800	$106,843
Warehouse receivables	31,282	-	-	31,282
Non-current assets	9,021	37,516	3,449	49,986
Current liabilities	(55,881)	(32,582)	(3,156)	(91,619)
Warehouse credit facilities	(25,850)	-	-	(25,850)
Long-term liabilities	(6,266)	(54,739)	(2,951)	(63,956)
	$(1,184)	$7,728	$142	$6,686

Cash consideration, net of cash acquired of $50,331	$(134,204)	$(59,355)	$(12,049)	$(205,608)
Acquisition date fair value of contingent consideration	(9,250)	(12,204)	(2,263)	(23,717)
Total purchase consideration	$(143,454)	$(71,559)	$(14,312)	$(229,325)

Acquired intangible assets(note 11)
Indefinite life	$29,200	$-	$-	$29,200
Finite life	$105,150	$51,100	$11,430	$167,680
Goodwill	$53,530	$56,838	$7,616	$117,984
Redeemable non-controlling interest	$43,242	$44,107	$4,876	$92,225
Aggregate
Acquisitions

Current assets, excluding cash	$29,720
Non-current assets	7,989
Current liabilities	(18,616)
Long-term liabilities	(11,913)
$7,180

Cash consideration, net of cash acquired of $4,765	$(80,576)
Acquisition date fair value of contingent consideration	-
Total purchase consideration	$(80,576)

Acquired intangible assets	$42,226
Goodwill	$58,221
Redeemable non-controlling interest	$27,051
	Revenues	Net earnings

Actual from acquired entities for 2020	$194,977	$24,449
Supplemental pro forma for 2020 (unaudited)	2,927,994	104,662
Supplemental pro forma for 2019 (unaudited)	3,378,981	163,942